CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWINGS AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITY LENDINGS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lending's [Abstract]
Disclosure of detailed information about cash collateral and reverse purchase agreements [Text Block]
This balance consists of the following:

	2017	2016
	S/(000)	S/(000)
Cash collateral on repurchase agreements and security lendings (i)	6,962,421	10,621,045
Cash collateral for short sales	17,688	–
Reverse repurchase agreement and security borrowings (ii)	456,145	294,558
Receivables for short sales	44,166	4,021
Total	7,480,420	10,919,624

(i)
At December 31, 2017, the balance mainly comprises cash collateral for approximately US$2,061.5 million (equivalent to S/6,681.2 million) delivered to BCRP to secure a borrowing in soles of approximately S/6,578.8 million obtained from the same entity (US$3,127.1 million, equivalent to S/10,494.7 million, and S/10,008.7 million, respectively at December 31, 2016). Cash collateral bears interest at an average annual effective interest rate according to market rates. The related liability is presented in “Payables from repurchase agreements and security lending” of the consolidated statement of financial position, see paragraph (c) below.

(ii)
Credicorp, mainly through its subsidiaries Credicorp Capital Colombia and Inversiones IMT, provides financing to its customers through reverse repurchase agreements and security borrowings, in which a financial instrument serves as collateral.

Disclosure of detailed information about reverse repurchase agreements and security borrowings, in which a financial instrument serves as collateral [Text Block]
Details of said transactions are as follows:

		At December 31, 2017						At December 31, 2016
							Fair value of						Fair value of
		Average		From 3 to 30	More than	Carrying	underlying	Average		From 3 to 30	More than	Carrying	underlying
	Currency	interest rate	Up to 3 days	days	30 days	amount	assets	interest rate	Up to 3 days	days	30 days	amount	assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Instruments issued by the Colombian Government	Colombian pesos	6.79	–	138,552	170,106	308,658	309,574	7.30	5,661	96,924	11,408	113,993	113,993
Instruments issued by the Chilean Government	Chilean pesos	0.35	8,920	256	–	9,176	9,176	0.42	–	1,255	–	1,255	1,259
Other instruments		2.62	23,337	70,809	44,165	138,311	137,815	4.54	–	166,826	12,484	179,310	179,809
			32,257	209,617	214,271	456,145	456,565		5,661	265,005	23,892	294,558	295,061

Disclosure of detailed information about payables from repurchase agreements and security lendings [Text Block]
The details of said transactions are as follows:

		At December 31, 2017						At December 31, 2016
							Fair value of						Fair value of
		Average		From 3 to 30	More than	Carrying	underlying	Average	Up to 3	From 3 to	More than	Carrying	underlying
	Currency	interest rate	Up to 3 days	days	30 days	amount	assets	interest rate	days	30 days	30 days	amount	assets
		%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)%		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Instruments issued by the Colombian Government	Colombian pesos	6.62	–	1,291,621	–	1,291,621	1,292,272	7.60	63,267	864,071	–	927,338	927,865
Instruments issued by the Chilean Government	Chilean pesos	0.23	249,186	–	236	249,422	249,422	0.34	231,667	–	–	231,667	233,108
Other instruments		–	–	–	–	–	–	5.97	–	133,494	–	133,494	133,421
Debt instruments (c)			8,921	47,946	11,817,933	11,874,800	12,392,983		–	–	13,835,500	13,835,500	14,065,528
			258,107	1,339,567	11,818,169	13,415,843	13,934,677		294,934	997,565	13,835,500	15,127,999	15,359,922

Disclosure of detailed information about repurchase agreement and security lending secured with cash, available for sale investments and held to maturity investment [Text Block]
This item consists of the following:

		At December 31, 2017			At December 31, 2016
Counterparties	Currency	Maturity	Carrying amount	Collateral	Maturity	Carrying amount	Collateral
			S/(000)			S/(000)
BCRP, Note 5(a)(i)	Soles	January 2018 / October 2020	6,575,800	Cash with BCRP	January 2017 / October 2020	10,008,700	Cash with BCRP
BCRP	Soles	January 2018 / July 2020	2,710,232	Available-for-sale investments and held-to-maturity investments	January 2017 / June 2017	1,256,706	Available-for-sale investments
Natixis S.A.	Soles	August 2020 / August 2028	570,000	Held-to-maturity investments	August 2017 / August 2020	600,000	Held-to-maturity investments
Nomura International PLC (i)	U.S. dollar	March 2019 / December 2019	486,150	Held-to-maturity investments and cash	March 2019 / December 2019	503,400	Held-to-maturity investments and cash
Barclays PLC	U.S. dollar	January 2018 / Julio 2018	293,944	Available-for-sale investments and held-to-maturity investments	–	–	–
Nomura International PLC (ii)	U.S. dollar	August 2020	259,280	Held-to-maturity investments and cash	August 2020	268,480	Held-to-maturity investments and cash
Nomura International PLC (iii)	U.S. dollar	August 2020	226,870	Held-to-maturity investments and cash	August 2020	234,920	Held-to-maturity investments and cash
Citigroup Global Markets Limited (iv)	U.S. dollar	August 2026	145,845	Available-for-sale investments	August 2026	151,020	Available-for-sale-investments
Citigroup Global Markets Limited	Soles	August 2020	100,000	Held-to-maturity investments	August 2020	100,000	Held-to-maturity investments
Banco Central de Bolivia	Bolivianos	January 2018	90,134	Cash	–	–	–
UBS	U.S. dollar	January 2018 / March 2018	83,921	Held-to-maturity investments	January 2017	68,808	Held-to-maturity-investments
Natixis S.A. (v)	U.S. dollar	August 2026	81,025	Available-for-sale investments	August 2026	83,900	Available-for-sale investments
Credit Suisse Peru	Soles	–	–	–	August 2017	300,000	Held-to-maturity investments and cash
Others below S/20 million	–	January 2018 / December 2032	46,069	Investments	–	–	–
Yields			205,530			259,566
			11,874,800			13,835,500

At December 31, 2017, said operations accrue interest at fixed and variable rates between 1.00 percent and 7.20 percent and between Libor at 3M + 0.35 percent and Libor at 6M + 1.90 percent, respectively, (between 0.95 percent and 7.20 percent and between Libor at 3M + 0.35 percent and Libor at 6M + 1.90 percent, respectively, at December 31, 2016).

Certain repurchase agreements were hedged using interest rate swaps (IRS) and cross-currency swaps (CCS), as detailed below:

(i)
At December 31, 2017, the Group holds IRS which were designated as cash flow hedges of certain repurchase agreements at variable rate for a nominal amount of US$150.0 million, equivalent to S/486.2 million (US$150.0 million, equivalent to S/503.4 million, at December 31, 2016). By using these IRS, those repurchase agreements were economically converted to fixed interest rate, See Note 12(b).

(ii)
At December 31, 2017, the Group maintains an IRS and a CCS, which were together designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable interest rate for a nominal amount of US$80.0 million, equivalent to S/259.3 million (approximately US$80.0 million, equivalent to S/268.5 million, at December 31, 2016). By means of the IRS and the CCS, said repurchase agreement was economically converted to soles at a fixed interest rate, See Note 12(b).

(iii)
At December 31, 2017, the Group maintains a CCS which was designated as a cash flow hedge for a repurchase agreement in U.S. dollars at variable rate for a nominal amount of US$70 million, equivalent to S/226.9 million (approximately US$70.0 million, equivalent to S/234.9 million, at December 31, 2016). By means of the CCS, this repurchase agreement was economically converted to a fixed interest rate in soles See Note 12(b).

(iv)
December 31, 2017, the Group maintains a CCS which was designated as a cash flow hedge of two repurchase agreements in U.S. dollars at variable rate for a nominal amount of US$45.0 million, equivalent to S/145.8 million (approximately US$45.0 million, equivalent to S/151.0 million, at December 31, 2016). By means of the CCS, said repurchase agreements were economically converted to soles, See Note 12(b).

(v)
At December 31, 2017, the Group maintains a CCS which was designated as a cash flow hedge of a repurchase agreement in U.S. dollars at variable rate for a nominal amount of US$25.0 million, equivalent to S/81.0 million (approximately US$25.0 million, equivalent to S/83.9 million, at December 31, 2016). By means of the CCS, said repurchase agreement was economically converted to soles, See Note 12(b).